Significant Accounting Policies (Details) - Summary of ordinary shares reflected on the condensed balance sheets - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary Of Ordinary Shares Reflected On The Condensed Balance Sheets [Abstract]
Gross Proceeds		$ 330,000,000
Less:
Proceeds allocated to Public Warrants		(9,108,000)
Issuance costs related to Class A Ordinary Shares		(16,737,016)
Plus:
Remeasurement of carrying value to redemption value	$ 2,011,036	25,845,016
Contingently redeemable Class A Ordinary Shares	$ 332,011,036	$ 330,000,000